SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Revenue	$1,742,000	$1,290,000	$5,026,000	$3,751,000
Cost of revenue
Manufacturing costs	654,000	431,000	1,629,000	1,126,000
Distribution costs	55,000	90,000	273,000	388,000
Inventory adjustment	48,000	(1,000)	90,000	46,000
EV chargers	147,000	21,000	689,000	144,000
Other	121,000	74,000	217,000	246,000
Cost of revenue	1,025,000	615,000	2,898,000	1,950,000
Gross profit	717,000	675,000	2,128,000	1,801,000
Operating expenses:
Research and development:
Payroll and benefits	60,000	63,000	188,000	178,000
Occupancy costs	24,000	24,000	73,000	71,000
Other research and development	21,000	10,000	76,000	61,000
Total research and development	105,000	97,000	337,000	310,000
Selling and marketing:
Payroll and benefits	182,000	255,000	554,000	763,000
Occupancy costs	36,000	42,000	72,000	124,000
Other selling and marketing	25,000	29,000	111,000	132,000
Total selling and marketing	243,000	326,000	737,000	1,019,000
General and administrative
Payroll and benefits	299,000	267,000	976,000	810,000
Professional fees and outside services	32,000	149,000	237,000	373,000
Occupancy costs	170,000	164,000	516,000	497,000
Other general and administrative	217,000	232,000	588,000	728,000
Total general and administrative	718,000	812,000	2,317,000	2,408,000
Total operating expenses	1,066,000	1,235,000	3,391,000	3,737,000
Operating loss	$(349,000)	$(560,000)	$(1,263,000)	$(1,936,000)

	Years ended December 31,
	2024	2023
Revenue	$4,912,000	$4,201,000
Cost of revenue
Manufacturing costs	1,524,000	1,434,000
Distribution costs	481,000	410,000
Inventory adjustment	270,000	853,000
EV chargers	206,000	248,000
Other	309,000	361,000
Cost of revenue	2,790,000	3,306,000
Gross profit	2,122,000	895,000
Operating expenses:
Research and development:
Payroll and benefits	238,000	229,000
Occupancy costs	93,000	98,000
Other research and development	76,000	91,000
Total research and development	407,000	418,000
Selling and marketing:
Payroll and benefits	972,000	798,000
Occupancy costs	164,000	168,000
Other selling and marketing	157,000	481,000
Total selling and marketing	1,293,000	1,447,000
General and administrative
Payroll and benefits	1,209,000	927,000
Professional fees and outside services	472,000	422,000
Write off EV related assets	763,000	-
Occupancy costs	660,000	707,000
Other general and administrative	862,000	1,648,000
Total general and administrative	3,966,000	3,704,000
Total operating expenses	5,666,000	5,569,000
Operating loss	$(3,544,000)	$(4,674,000)